Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management objectives and policies
Schedule of nominal foreign exchange exposure

	Exposure to U.S. dollar		Exposure to Euro
	December 31,		December 31,
	2017	2016	2017	2016
Assets
Cash and cash equivalents and short-term Investments	278.2	144.6	—	—
Security deposits and maintenance reserves	1,237.4	1,061.1	—	—
Long-term investments (Note 21)	—	—	836.0	752.1
Financial instruments	49.5	322.3	—	—
Other assets	314.6	91.1	—	—

Total assets	1,879.7	1,619.1	836.0	752.1

Liabilities
Accounts payable	(255.6)	(313.5)	—	—
Loans and financing (*)	(2,609.8)	(2,143.7)	—	—
Other liabilities	(164.9)	(96.7)	—	—
Purchase of TAP Convertible Bonds option issued (Note 21)	—	—	—	(154.4)
Related parties

Total liabilities	(3,030.3)	(2,553.9)	—	(154.4)

Derivatives (NDF) - notional	1,224.0	260.7	—	—

Net exposure	73.4	(674.1)	836.0	597.7

(*)As of December 31, 2017, US dollar denominated working capital loans totaling R$1,383.7 were swapped to Brazilian Reais, resulting in an effective total debt denominated in foreign currency of R$1,226.1 (equivalent 35.1%) and a total in R$ of R$2,263.8 (equivalent 64.9%).

Schedule of financial liabilities by maturity

December 31, 2017	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total

Loans and financing	102.6	222.0	243.7	1,329.6	1,592.0	3,489.9
Accounts payable	629.1	235.4	89.0	—	—	953.5
Liabilities from derivative transaction	21.6	0.1	26.8	378.4	—	426.9
Provisions	—	—	—	73.0	0.2	73.2

	753.3	457.5	359.5	1,781.0	1,592.2	4,943.5

Schedule of total capital

	December 31,
	2017	2016

Equity	2,833.6	1,002.0

Cash and cash equivalents (Note 6)	(762.3)	(549.2)
Short-term investments (Note 7)	(1,036.1)	(331.2)
Long-term investments (Note 21)	(836.0)	(753.2)
Restricted financial investments (Note 8) (*)	(8.8)	(162.0)
Financial liabilities at fair value through profit and loss (Note 22)	—	44.7
Loans and financing (Note 17) (*)	3,489.9	4,034.5

Net debt	846.7	2,283.6

Total capital	3,680.3	3,285.6

(*)Includes current and non current.

Interest rate risk
Financial risk management objectives and policies
Schedule of sensitivity analysis for market risk
	25%	-25%	50%	-50%

Interest expense	55.1	(55.1)	110.2	(110.2)

Currency risk
Financial risk management objectives and policies
Schedule of sensitivity analysis for market risk

	25%	-25%	50%	-50%
Exposure in US$	R$4.1350/US$	R$2.4810/US$	R$4.9620/US$	R$1.6540/US$

Effect on exchange rate variation	18.4	(18.4)	36.7	(36.7)

	25%	-25%	50%	-50%
Exposure in EUR	R$4.9616/EUR	R$2.9770/EUR	R$5.9540/EUR	R$1.9847/EUR

Effect on exchange rate variation	209.0	(209.0)	418.0	(418.0)

Aircraft fuel price risk
Financial risk management objectives and policies
Schedule of sensitivity analysis for market risk
Change in Oil prices in Reais	25%	-25%	50%	-50%
Impact on fuel hedges	9.4	(0.5)	14.4	(5.4)